Prepaid expenses	9 Months Ended
Jun. 30, 2025
Prepaid expenses
Prepaid expenses
6.	Prepaid expenses

	June 30, 2025	September 30, 2024
Prepaid expenses	1,671	612
Prepaid insurance	5	54
Prepaid purchases	8,122	6,981
	9,798	7,647

Prepaid purchases are comprised of vendor deposits on inventory orders for the future acquisition of inventories.